Goodwill (Tables)	12 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill

			Alibaba	Cainiao		Digital
	Taobao		International	Smart		Media
	and	Cloud	Digital	Logistics	Local	and	Innovation
	Tmall	Intelligence	Commerce	Network	Services	Entertainment	Initiatives
	Group	Group	Group	Limited	Group	Group	and others	All others	Total
Balance as of March 31, 2022	174,947	3,063	17,461	16,346	20,292	33,532	3,940	—	269,581
Additions	—	394	97	85	—	7	—	—	583
Impairment	—	—	—	—	—	(2,714)	—	—	(2,714)
Foreign currency translation adjustments	9	33	593	6	—	—	—	—	641
Balance as of March 31, 2023	174,956	3,490	18,151	16,437	20,292	30,825	3,940	—	268,091
Transfer due to segment changes	(9,937)	—	—	—	—	(10,734)	(3,940)	24,611	—
Additions	33	124	1,470	—	155	—	—	—	1,782
Deconsolidations	(107)	—	—	—	—	—	—	(7)	(114)
Impairment (i)	—	—	—	—	—	(8,490)	—	(2,031)	(10,521)
Foreign currency translation adjustments	—	24	412	5	—	—	—	—	441
Balance as of March 31, 2024	164,945	3,638	20,033	16,442	20,447	11,601	—	22,573	259,679

(i)
As of the annual goodwill impairment assessment date, considered the changes in market conditions, the Company performed a quantitative impairment test on Youku, a reporting unit under Digital Media and Entertainment Group and recognized an impairment charge of RMB8,490 million. The fair value of the reporting unit was determined based on the discounted cash flow analysis using the assumptions including the future growth rates and the weighted average cost of capital.